Notes Payable – Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable – Related Party [Abstract]
Schedule of notes to their present value
Amount
($)
Balance at December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(177,690)
Repayments	(64,550)
Finance expense	60,770
Balance, December 31, 2022	2,604,713
Current	2,604,713
Non-current	0